SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
At December 31, 2021, Pembina has the following share-based payment arrangements:
Share Option Plan (Equity-Settled)
Pembina has a share option plan under which employees are eligible to receive options to purchase shares in Pembina.
Long-Term Share Unit Award Incentive Plan (Cash-Settled)
Pembina has a long-term share unit award incentive plan. Under the share-based compensation plan, awards of restricted ("RSU") and performance ("PSU") share units are made to officers and employees. The plan results in participants receiving cash compensation based on the value of the underlying notional shares granted under the plan. Payments are based on a trading value of Pembina's common shares plus notional dividends and performance of Pembina.
Pembina also has a deferred share unit ("DSU") plan. Under the DSU plan, directors are required to take at least 50 percent of total director compensation as DSUs, until such time that they have met certain share ownership guidelines. A DSU is a notional share that has the same value as one Pembina common share. Its value changes with Pembina's share price. DSUs do not have voting rights but they accrue dividends as additional DSU units, at the same rate as dividends paid on Pembina's common shares. DSUs are paid out when a director retires from the board and are redeemed for cash using the weighted average of trading price of common shares on the Toronto Stock Exchange ("TSX") for the last five trading days before the redemption date, multiplied by the number of DSUs the director holds.
Terms and Conditions of Share Option Plan and Share Unit Award Incentive Plan
Share Option Plan
Share options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date and have a contractual life of seven years. In 2021, Pembina granted select executive officers and non-officers stock options that vest after a four-year period and expire seven years after issuance.
Long-Term Share Unit Award Incentive Plan(1)

Grant date RSUs, PSUs and DSUs to Officers, Employees and Directors (thousands of units, except as noted)	PSUs (2)	RSUs (2)	DSUs	Total
2020	469	487	31	987
2021	704	1,429	44	2,177
(1)    Distribution Units are granted in addition to RSU and PSU grants based on notional accrued dividends from RSU and PSU granted but not paid.
(2)    Contractual life of 3 years.
PSUs vest on the third anniversary of the grant date. RSUs vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date. In 2021, Pembina granted additional RSUs that vest on the third anniversary of the grant date. Actual units awarded are based on the trading value of the shares and performance of Pembina.
Disclosure of Share Option Plan
The number and weighted average exercise prices of share options as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Outstanding at December 31, 2019	18,584	$44.65
Granted	7,316	$37.55
Exercised	(2,188)	$40.17
Forfeited	(1,103)	$44.86
Expired	(833)	$45.24
Outstanding at December 31, 2020	21,776	$42.68
Granted	2,695	$36.36
Exercised	(464)	$34.41
Forfeited	(835)	$39.23
Expired	(3,201)	$47.87
Outstanding at December 31, 2021	19,971	$41.33
As of December 31, 2021, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2021	Options Exercisable	Weighted Average Remaining Life
$26.83 – $35.25	3,517	1,102	5.2
$35.26 – $41.38	4,149	1,700	4.6
$41.39 – $43.41	2,677	2,677	2.7
$43.42 – $46.00	4,618	2,722	4.5
$46.01 – $49.78	5,010	3,575	4.3
Total	19,971	11,776	4.4
Options are exercised regularly throughout the year. Therefore, the weighted average share price during the year of $40.17 (2020: $49.79) is representative of the weighted average share price at the date of exercise.
Expected volatility is estimated by considering historic average share price volatility. The weighted average inputs used in the measurement of the fair values at grant date of share options are the following:
Share Options Granted

For the years ended December 31	2021	2021	2020
(dollars, except as noted)	Graded Vesting	Cliff Vesting	Graded Vesting
Weighted average
Fair value at grant date	7.78	6.59	3.82
Expected volatility (percent)	49.06	40.01	36.61
Expected option life (years)	3.67	5.00	3.67
Expected annual dividends per option	2.52	2.52	2.52
Expected forfeitures (percent)	7.1	7.1	6.9
Risk-free interest rate (based on government bonds)(percent)	0.6	1.0	0.5
Disclosure of Long-Term Share Unit Award Incentive Plan
The long-term share unit award incentive plans were valued using the volume weighted average price for 20 days ending December 31, 2021 of $37.99 (2020: $32.53). Actual payment may differ from amount valued based on market price and company performance.
Employee Expenses

For the years ended December 31
($ millions)	2021	2020
Share option plan, equity settled	31	17
Long-term share unit award incentive plan	69	11
Share-based compensation expense	100	28

Total carrying amount of liabilities for cash settled arrangements	88	60
Total intrinsic value of liability for vested benefits	56	39